PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($) defined_benefit_plan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Future benefit payments period		10 years
Contributions recognized		$ 22	$ 28	$ 28
Pension Benefit Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected unrecognized prior service credits during next year		1
Expected unrecognized loss during next year		1
Estimated company contributions in current fiscal year		$ 7
Percentage of expected return on plan assets		3.84%	5.46%	5.60%
Pension Benefit Plans | Ireland
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of defined benefit plans | defined_benefit_plan		2
Percentage of expected return on plan assets		4.00%
Percentage allocation of fund		92.00%	91.00%
Pension Benefit Plans | Ireland | Scenario, Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of expected return on plan assets	3.75%
Pension Benefit Plans | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated company contributions in current fiscal year		$ 5
Percentage of expected return on plan assets		7.50%	7.50%	7.50%
Pension Benefit Plans | U.S. Plan | Scenario, Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of expected return on plan assets	7.50%
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution maximum age		65 years
Estimated company contributions in current fiscal year		$ 6
Percentage of expected return on plan assets		0.00%	5.50%	5.50%
Postretirement Benefit Plan | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected unrecognized prior service credits during next year		$ 3